Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory
Raw materials	$ 589	$ 524
Work in process	1,021	976
Finished goods	563	460
Total inventories	$ 2,173	$ 1,960